Deposits	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Deposits
Note 13: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	Payable on a fixed date (3)	2020	2019
Deposits by:
Banks (1)	3,594	2,460	1,231	31,540	38,825	23,816
Business and government	44,111	44,258	124,813	187,497	400,679	343,157
Individuals	4,661	30,369	111,905	72,595	219,530	201,170
Total (2) (4)	52,366	77,087	237,949	291,632	659,034	568,143
Booked in:
Canada	41,855	67,873	112,543	185,655	407,926	349,714
United States	8,818	9,170	124,129	78,175	220,292	189,546
Other countries	1,693	44	1,277	27,802	30,816	28,883
Total	52,366	77,087	237,949	291,632	659,034	568,143

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at FVTPL.
(3)
Includes $25,651 million of senior unsecured debt as at October 31, 2020 subject to the Bank Recapitalization
(Bail-In)
regime ($16,248 million as at October 31, 2019). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(4)
Included in deposits as at October 31, 2020 and 2019 are $322,951 million and $279,860 million, respectively, of deposits denominated in U.S. dollars, and $32,254 million and $36,680 million, respectively, of deposits denominated in other foreign currencies.

Deposits payable on demand are comprised primarily of our customers’ chequing accounts, on
some of which we pay interest. Our customers need not notify us prior to withdrawing money from their chequing accounts. Deposits payable after notice are comprised primarily of our customers’ savings accounts, on which we pay interest. Deposits payable on a fixed date are comprised of:
•
Various investment instruments purchased by our customers to earn interest over a fixed period, such as retail and small business

term deposits
, wholesale

funding,

and guaranteed investment certificates.
Deposits totalling $
27,353
million as at October 31, 2020 ($
30,051
million as at October 31, 2019) can be early redeemed (either fully or partially) by customers without penalty. As we do not expect a significant amount to be redeemed before maturity, we have classified them based on their remaining contractual maturities.

•	Commercial paper, which totalled $8,358 million as at October 31, 2020 ($9,495 million as at October 31, 2019).
•	Covered bonds, which totalled $24,699 million as at October 31, 2020 ($25,465 million as at October 31, 2019).
The following table presents the maturity schedule for our deposits payable on a fixed date:

(Canadian $ in millions)	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
As at October 31, 2020	192,617	27,855	30,053	18,260	9,683	13,164	291,632
As at October 31, 2019	183,952	34,401	23,855	21,735	16,959	13,991	294,893

We	have unencumbered liquid assets of $306,120 million to support these and other deposit liabilities ($249,650 million in 2019).
The following table presents deposits payable on a fixed date greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at October 31, 2020	158,475	72,186	27,799	258,460
As at October 31, 2019	152,499	79,682	26,681	258,862
Comparative figures have been reclassified to conform with the current period’s presentation.
The following table presents
the
maturity schedule for deposits greater than one hundred thousand dollars booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2020	18,081	29,679	28,109	82,606	158,475
As at October 31, 2019	26,234	8,400	31,155	86,710	152,499
Comparative figures have been reclassified to conform with the current period’s presentation.
Most of our structured note liabilities included in deposits have been designated at fair value through profit or loss, which aligns the accounting result with the way the portfolio is managed. The change in fair value of these structured notes is recorded in non-interest
revenue, trading revenues with the changes in fair value due to own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year.
The following table presents fair value and changes in fair value of structured note liabilities:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income (1)	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recorded in AOCI (before tax)
As at October 31, 2020	18,073	19,175	1,319	(26)	(168)
As at October 31, 2019	15,829	15,431	(1,414)	114	(141)

(1)	Change in fair value may be offset by related change in fair value on hedge contracts.